STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Brazil - 6.7%
Cia de Saneamento de Minas Gerais-COPASA	227,300		625,641
Minerva	288,600		605,580
Petroleo Brasileiro, ADR	264,169		3,774,975
			5,006,196
Chile - .5%
Cencosud	217,525		400,102
China - 25.8%
Agricultural Bank of China, Cl. H	2,136,000		809,070
Bank of Communications, Cl. H	825,000		565,864
China CITIC Bank, Cl. H	1,691,000		794,151
China Construction Bank, Cl. H	2,682,399		2,011,473
China Galaxy Securities, Cl. H	1,407,000		804,813
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	389,300		2,208,956
China Shenhua Energy, Cl. H	585,000		1,609,487
Cosco Shipping Holdings, Cl. H	712,100	[a]	1,430,652
Haier Smart Home, CI. H	241,000		840,382
Huatai Securities, Cl. H	261,800	[b]	428,148
Industrial Bank, Cl. A	153,900		538,195
JD.com, Cl. A	2,745	[a]	98,073
Lenovo Group	712,000		791,759
Maanshan Iron & Steel, Cl. H	2,056,000		844,542
NetDragon Websoft Holdings	250,000		561,129
NetEase, ADR	7,788		742,508
Shanghai International Port Group, Cl. A	810,100		730,381
Shanghai Pharmaceuticals Holding, Cl. H	435,900		785,385
Tencent Holdings	50,150	[a]	2,703,040
			19,298,008
Hong Kong - 4.2%
Bosideng International Holdings	1,984,000		1,127,244
Sino Biopharmaceutical	1,378,000		878,156
SITC International Holdings	279,000		1,146,047
			3,151,447
India - 10.4%
Chennai Super Kings Cricket	5,440,206	[a,c]	0
GAIL India	442,072		849,850
Glenmark Pharmaceuticals	72,138		429,396
Indus Towers	178,088	[a]	508,401
Infosys	31,198		710,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
India - 10.4% (continued)
Larsen & Toubro Infotech	4,584	[b]	355,891
Mindtree	28,330		1,459,297
Motherson Sumi Wiring India	131,813	[a,d]	60,879
Power Grid Corporation of India	327,488		909,043
REC	267,777		435,530
Redington India	181,375		368,900
Tata Steel	52,127		844,541
Tech Mahindra	45,816		857,368
			7,789,449
Indonesia - .7%
Indofood Sukses Makmur	1,297,900		560,102
Philippines - 1.3%
International Container Terminal Services	243,860		1,001,695
Qatar - .6%
Industries Qatar	87,110		437,823
Russia - 1.1%
Lukoil	8,554	[c]	408,186
Sberbank of Russia	299,483	[c]	361,884
X5 Retail Group, GDR	19,884	[c]	52,732
			822,802
South Africa - 7.3%
Impala Platinum Holdings	67,332		1,287,064
MTN Group	99,260		1,236,857
MultiChoice Group	72,028		590,324
Sibanye Stillwater	498,095		2,311,945
			5,426,190
South Korea - 15.0%
CJ ENM	5,035		544,392
DB Insurance	15,205		781,527
DGB Financial Group	78,439		618,457
Hana Financial Group	16,738		677,956
Hyundai Mobis	7,242		1,349,198
KB Financial Group	16,572		822,846
Kia Motors	32,517		1,995,887
Korea Investment Holdings	9,605		632,691
LG Electronics	3,769		387,135
Osstem Implant	5,335	[d]	316,590
POSCO Holdings, ADR	13,212		783,736
Samsung Electronics	27,481		1,647,923
Shinhan Financial Group	20,167		654,985
			11,213,323
Taiwan - 18.6%
Chailease Holding	232,017		2,077,270

Description		Shares		Value ($)
Common Stocks - 97.3% (continued)
Taiwan - 18.6% (continued)
Evergreen Marine		217,000		1,110,737
MediaTek		76,000		2,941,323
momo.com		41,700		1,462,140
Taiwan Semiconductor Manufacturing		292,638		6,304,739
				13,896,209
Thailand - 2.7%
Advanced Info Service		216,500		1,517,322
Thanachart Capital		377,000		481,706
				1,999,028
Turkey - 1.4%
BIM Birlesik Magazalar		69,309		366,069
Eregli Demir ve Celik Fabrikalari		303,305		681,109
				1,047,178
Uruguay - 1.0%
Globant		2,669	[a]	731,306
Total Common Stocks (cost $54,952,612)				72,780,858

Exchange-Traded Funds - .8%
United States - .8%
iShares MSCI Emerging Markets ETF (cost $594,491)		12,161		568,283
	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Brazil - .7%
Cia Energetica de Minas Gerais (cost $464,412)	8.56	202,125		502,203
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $99,507)	0.10	99,507	[e]	99,507
Total Investments (cost $56,111,022)		98.9%		73,950,851
Cash and Receivables (Net)		1.1%		818,717
Net Assets		100.0%		74,769,568

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, these securities were valued at $784,039 or 1.05% of net assets.

c The fund held Level 3 securities at February 28, 2022. These securities were valued at $822,802 or 1.1% of net assets.

d The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At February 28, 2022, the value of these securities amounted to $377,469 or .5% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

February 28, 2022 (Unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	71,580,587	377,469	††	822,802	72,780,858
Equity Securities - Preferred Stocks	502,203	-		-	502,203
Exchange-Traded Funds	568,283	-		-	568,283
Investment Companies	99,507	-		-	99,507

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2022, accumulated net unrealized appreciation on investments was $17,839,829, consisting of $21,794,843 gross unrealized appreciation and $3,955,014 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.